SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE - Reconciliation of Operating Lease Commitments to Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Operating Lease Commitments To Lease Liabilities [Abstract]
Operating lease commitments as of December 31, 2018 (see Note 5)	$ 632	$ 466
Increase in lease commitments of cancellable leases included in reasonably certain lease term	1,846
Use of IFRS 16 practical expedients (old lease accounting continues for exceptions)	(4)
Leases commencing subsequent to transition date committed to as of December 31, 2018	(47)
Accruals included in the lease liability calculation	59
Other	22
Total undiscounted lease payments which are reasonably certain	2,508
Discounting effect using incremental borrowing rate	(559)
IAS 17 finance lease liabilities recognized on balance sheet as of December 31, 2018 (discounted)	54
Expected IFRS 16 lease liability presented as
Lease liabilities	1,638
Lease liabilities	361
Liabilities associated with assets held for sale	4
Lease liabilities	$ 2,003